REPORT TO SHAREHOLDERS
December 31, 1999


ARTHUR D. ALLY
--------------------------------------------------------------------------------


   Dear Shareholder:

   The year 1999 was certainly an eventful one for us. Our original fund, the Timothy Plan, was renamed the Timothy Plan Small Cap Value Fund as we added three new funds to our family on July 1st: a Large/Mid Cap Value Fund, a Fixed Income Fund, and a Money Market Fund. I am pleased to report that each of the firms we selected to manage these funds have well-established histories in the money management industry and meet or even exceed the stringent quality standards we have set for each of our funds.

   As you review each manager's report in this document, I believe you will come to understand that, over the past five years, we have experienced one of the most unusual markets in recent history. As you probably know, both the small cap and the value segments of the market were nearly ignored over that period. In fact, our small cap value fund was actually down in 1998, a condition that continued through part of 1999. I am pleased to report that the trend apparently reversed itself in November and we closed the year of 1999 in pretty strong fashion. We expect this to continue in the year 2000 and beyond; however, since no human being (even us) can predict the future, this expectation must not be misconstrued as a guarantee of future performance.

   Isn't it interesting to see how we get drawn into speaking, writing, and even acting according to the world's standards? Here I have been primarily addressing performance while we believe, especially with the quality of our money management firms, that performance will take care of itself. The thing that sets Timothy apart is our commitment to applying biblical principles to our investing philosophy.

   Our culture is experiencing moral meltdown and, in a number of cases, certain corporations are either directly involved or indirectly funding this disintegration of our foundational Judeo-Christian principles. Timothy's unchanging commitment is that we will not invest any of our shareholders' money in such companies! We believe our Lord is far more concerned with this kind of obedience than He is with investment returns. Please do not misunderstand, we are committed to achieving competitive investment returns but let's all agree to keep our priorities straight.

   Thank you for being a faithful member of the growing Timothy Plan family.



   Sincerely,


   /s/ Arthur D. Ally
   Arthur D. Ally
   President

                               THE TIMOTHY PLAN
                             small-cap value fund

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 3

INVESTMENT UPDATE
December 31, 1999


SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


     The Timothy Small-Cap Value Fund finished 1999 with good momentum and the year as a whole ended up being productive for our clients, as we improved our position vis a vis earlier in the year.

     Looking to 2000, we are humbly confident that we should be able to provide good absolute and risk-adjusted return for Timothy:

     1.  Our research team is stronger than ever and is performing well.

     2. The environment surrounding the equity markets remains stable: A strong economy, growing profits, stable inflation, tolerable interest rates and high demand for equities matrixed against a shrinking pool of available equities in which to invest.

     3. The markets have been broadening out since March 1999. 1998 and early 1999 were dominated by a small number of high momentum stocks; while these issues have continued to do well, investor interest has become more broad-based.

     4. The portfolios are filled with companies showing good earning growth, which sell at moderate valuations.

     In terms of risks to the portfolios:

     1. Interest rates have been rising. They must stabilize in early 2000 to sustain additional gains in the prices of many securities.

     2. A small number of stocks that have dominated investor interest over the last few years are no longer cheaply valued. Any correction in the prices of these issues must be watched to monitor any impact on the prices of other sectors.

     We will continue to work hard for Timothy in 2000. The valuations of our stocks are attractive and the prices have demonstrated positive momentum. This combination should benefit the Fund. We are off to a good start and we will work hard to make further progress in growing the fund.



     James D. Awad
     Awad Asset Management, Inc.

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 4

SCHEDULE OF INVESTMENTS
As of December 31, 1999

COMMON STOCKS - 85.40%
--------------------------------------------------------------------------------
number of shares                                                  market value
--------------------------------------------------------------------------------
               BANKS - 3.24%
       20,000
               Capital Crossing Bank *.........................   $  250,000
       20,000  North Fork Bancorp..............................      347,500
       17,000  Staten Island Bancorp, Inc......................      306,000
                                                                  ----------
                                                                     903,500
                                                                  ----------
               BROADCASTING - 2.19%
       20,000  American Tower Corp, Class A *..................      611,250
                                                                  ----------

               COMPUTER HARDWARE - 1.25%
       50,000  Quantum Corp-Hard Disk Drive Group *............      346,875
                                                                  ----------

               COMPONENTS - 1.93%
       20,000  Kaydon Corp.....................................      536,250
                                                                  ----------

               COMPUTER SERVICES AND SOFTWARE - 7.59%
       21,900  Comdisco, Inc...................................      815,775
       35,000  New Horizons Worldwide, Inc. *..................      415,625
       28,000  Sterling Software, Inc. *.......................      882,000
                                                                  ----------
                                                                   2,113,400
                                                                  ----------
               COMPUTER SYSTEMS - 2.52%
       17,000  Silicon Storage *...............................      701,250
                                                                  ----------

               COMMERCIAL SERVICES - 10.59%
       31,000  Cunningham Graphics Intl, Inc. *................      432,062
       69,500  Health Mgmt. Systems Inc. *.....................      438,719
       20,000  Iron Mountain *.................................      786,250
       15,000  Nova Corp/Georgia *.............................      473,438
        4,000  StarTek, Inc. *.................................      145,000
       20,000  Teletech *......................................      674,062
                                                                  ----------
                                                                   2,949,531
                                                                  ----------
               CONSULTING SERVICES - 0.74%
        6,500  BARRA, Inc. *...................................      206,375
                                                                  ----------

               ELECTRONIC EQUIPMENT - 6.06%
       16,000  C-Cube Microsystems *...........................      996,000
       15,000  Research in Motion *............................      692,813
                                                                  ----------
                                                                   1,688,812
                                                                  ----------

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 5

SCHEDULE OF INVESTMENTS
As of December 31, 1999

COMMON STOCKS - 85.40% (cont.)
--------------------------------------------------------------------------------
number of shares                                                  market value
--------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 6.51%
       53,900    Doral Financial Corp..........................   $  663,644
       25,000    Investor's Financial Services Corp............    1,150,000
                                                                  ----------
                                                                   1,813,644
                                                                  ----------
                 FOOD & BEVERAGE - 6.13%
       23,000    Corn Products Intl............................      753,250
       24,000    Smithfield Foods, Inc. *......................      576,000
       23,200    Smucker (J.M.) Co. Class B....................      377,000
                                                                  ----------
                                                                   1,706,250
                                                                  ----------
                 HEALTHCARE SERVICES - 3.36%
       31,325    Eclypsys Corp. *..............................      802,703
       15,800    LTC Properties, Inc...........................      133,312
                                                                  ----------
                                                                     936,015
                                                                  ----------
                 INSURANCE - 3.53%
       20,000    Annuity and Life Reinsurance (HLDGS) Ltd......      522,500
       25,000    Presidential Life Corp........................      459,375
                                                                  ----------
                                                                     981,875
                                                                  ----------
                 INTERNET SERVICES - 1.56%
       29,000    Audible, Inc. *...............................      435,000
                                                                  ----------

                 INVESTMENT SERVICES - 3.10%
       30,000    Investment Technology Group...................      862,500
                                                                  ----------

                 MACHINERY, GENERAL INDUSTRIAL - 1.47%
        7,000    Zebra Tech Class A*...........................      409,500
                                                                  ----------

                 MEDICAL PRODUCTS - 4.76%
       10,000    Beckman Coulter, Inc..........................      508,750
       27,100    Cooper Co.....................................      816,388
                                                                  ----------
                                                                   1,325,138
                                                                  ----------
                 PHARMECEUTICAL - 2.16%
       20,000    Emisphere Technologies, Inc. *................      601,250
                                                                  ----------

                 PRINTING - 1.49%
       18,300    Printronix, Inc.*.............................      416,325
                                                                  ----------

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 6

SCHEDULE OF INVESTMENTS
As of December 31, 1999

COMMON STOCKS - 85.40% (cont.)
----------------------------------------------------------------------------------------------
number of shares                                                                   market value
----------------------------------------------------------------------------------------------
                 PUBLISHING - 8.01%
       15,500    Houghton Mifflin Co.........................................      $   653,906
       35,000    Penton Media, Inc...........................................          840,000
       44,000    Wiley (John) & Sons, Inc. Class A...........................          737,000
                                                                                   -----------
                                                                                     2,230,906
                                                                                   -----------
                 RETAIL STORES - 3.15%
       60,000    Bradlees Inc. *.............................................          510,000
       35,000    Shoe Carnival *.............................................          352,188
        6,000    U.S. Vision *...............................................           15,375
                                                                                   -----------
                                                                                       877,563
                                                                                   -----------
                 SEMI CONDUCTORS - 4.06%
       35,000    LTX Corp. *.................................................          783,125
       30,000    S3 Incorporated *...........................................          346,875
                                                                                   -----------
                                                                                     1,130,000
                                                                                   -----------

                 Total Common Stocks (cost $18,251,421)......................      $23,783,209
                                                                                   -----------

                 WARRANTS - 0.00%
           53    Morrison Knuesen............................................              123
                                                                                   -----------

                 BONDS - 1.29%
      500,000    American Retirement Corp (5.75%, 10/01/2002 - cost $512,275)          360,000
                                                                                   -----------

                 SHORT-TERM INVESTMENTS - 12.40%
    3,452,175    Firstar Bank Treasury Fund (cost $3,452,175)................        3,452,175
                                                                                   -----------

                 TOTAL INVESTMENTS - 99.09% (identified cost $22,215,871)....      $27,595,507
                                                                                   -----------

                 OTHER ASSETS AND LIABILITIES, NET - 0.91%...................          252,418

                 NET ASSETS - 100%...........................................      $27,847,925
                                                                                   ===========

* Non-income producing securities.
The accompanying notes are an integral part of these financial statements.

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 7

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-------------------------------------------------------------------------------------------------------------------------------
   Investments in Securities at Market at Value (identified cost $22,215,871) [NOTE 1]........................      $27,595,507
   Cash.......................................................................................................           84,947
   Receivables:
     Interest.................................................................................................           28,523
     Dividends................................................................................................            7,709
     Fund Shares Sold.........................................................................................           12,031
     Due from Advisor.........................................................................................          153,489
     Other....................................................................................................              111
   Other Assets...............................................................................................           60,895
   Capital Stock Sold.........................................................................................           28,252
                                                                                                                    -----------
   Total Assets...............................................................................................      $27,971,464
                                                                                                                    ===========

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-------------------------------------------------------------------------------------------------------------------------------
   Payable for Shares Purchased...............................................................................           47,249
   Accrued Expenses...........................................................................................           61,475
   Accrued Service Fee........................................................................................            1,682
   Other Payable..............................................................................................           13,133
                                                                                                                    -----------
   Total Liabilities..........................................................................................      $   123,539
                                                                                                                    ===========

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-------------------------------------------------------------------------------------------------------------------------------

   Class A Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 1,091,427 shares outstanding)..       13,376,897
     Net Asset Value and Redemption Price Per Class A Share ($13,376,897/1,091,427 shares)....................            12.26
     Offering Price Per Share ($12.26/0.945)..................................................................            12.97
   Class B Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 1,207,799 shares outstanding)..       14,350,941
     Net Asset Value and Offering Price Per Class B Share ($14,350,941/1,207,799 shares)......................            11.88
     Redemption Price Per Share ($11.88 x 0.95)...............................................................            11.29
   Class C Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 11,184 shares outstanding).....          120,087
     Net Asset Value and Offering Price Per Class C Share ($120,087/11,184 shares)............................            10.74
   Net Assets.................................................................................................      $27,847,925
                                                                                                                    ===========

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-------------------------------------------------------------------------------------------------------------------------------

   At December 31, 1999, Net Assets Consisted of:
     Paid-in Capital..........................................................................................       25,814,592
     Net Accumulated Realized Loss on Investment..............................................................       (3,346,303)
     Net Unrealized Appreciation in Value of Investments......................................................        5,379,636
                                                                                                                    -----------
   Net Assets.................................................................................................      $27,847,925
                                                                                                                    ===========

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 8

STATEMENT OF OPERATIONS
For Year Ended December 31, 1999

INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
                                                                                         amount
--------------------------------------------------------------------------------------------------
   Interest......................................................................     $    181,866
   Dividends.....................................................................          178,418
                                                                                      ------------
   Total Investment Income.......................................................     $    360,284
                                                                                      ------------

EXPENSES
--------------------------------------------------------------------------------------------------
                                                                                         amount
--------------------------------------------------------------------------------------------------

   Investment Advisory Fees [NOTE 3].............................................          220,068
   Transfer Agent Fees (Class A=$23,335, Class B=$25,353, Class C=$166)..........           48,854
   Administration Fees...........................................................           26,646
   12b-1 Fees (Class A=$30,883, Class B=$100,606, Class C=$232) [NOTE 3].........          131,721
   Accounting Fees...............................................................           34,879
   Registration Fees.............................................................           22,155
   Custodian Fees................................................................            6,943
   Printing Expense..............................................................            4,227
   Out of Pocket Expense.........................................................           33,436
   Amortization of Organization Cost [NOTE 1]....................................            2,707
   Services Fees (Class A=$15,890, Class B=$17,264, Class C=$113) [NOTE 3].......           33,267
   Auditing Fees.................................................................           18,728
   Insurance Expense.............................................................            7,898
   Legal Expense.................................................................           26,301
   Miscellaneous Expense.........................................................           25,645
                                                                                      ------------

   Total Expenses................................................................     $    643,475
                                                                                      ============
   Expenses Waived and Reimbursed by Advisor [NOTE 3]............................         (129,595)
                                                                                      ------------
   Total Net Expenses............................................................     $    513,880
                                                                                      ============
   Net Investment Loss...........................................................     $   (153,596)
                                                                                      ============

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
                                                                                         amount
--------------------------------------------------------------------------------------------------

   Net Realized Loss on Investments..............................................       (2,321,822)
   Change in Unrealized Appreciation of Investments..............................        5,469,363
                                                                                      ------------
   Net Realized and Unrealized Gain (Loss) on Investments........................        3,147,541
                                                                                      ============
   Increase in Net Assets Resulting from Operations..............................     $  2,993,945
                                                                                      ============

The accompanying notes are an integral part of these statements.

         Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 9

STATEMENT OF CHANGES IN NET ASSETS
For Years Ended December 31, 1999 and 1998

INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
                                                                                   year ended      year ended
                                                                                 Dec. 31, 1999  Dec. 31, 1998
-------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Loss...........................................................   $  (153,596)  $  (104,389)
   Net Change in Unrealized Appreciation of Investments..........................     5,469,363    (1,805,419)
   Net Realized Loss on Investments..............................................    (2,321,822)   (1,024,293)
                                                                                    -----------   -----------
   Increase (Decrease) in Net Assets (resulting from operations).................     2,993,945    (2,934,101)
                                                                                    -----------   -----------

   Distributions to Shareholders:
   Net Capital Gains:
     Class A.....................................................................         -----       (89,117)
     Class B.....................................................................         -----       (98,253)
     Class C.....................................................................         -----         -----
                                                                                    -----------   -----------
   Total Net Decrease............................................................         -----      (187,370)
                                                                                    -----------   -----------

   Capital Share Transaction:
   Proceeds from Shares Sold:
     Class A.....................................................................     3,121,258     5,917,565
     Class B.....................................................................     2,412,768     6,088,477
     Class C.....................................................................       157,951         -----
   Dividend Reinvested:
     Class A.....................................................................         -----        88,440
     Class B.....................................................................         -----        92,993
     Class C.....................................................................         -----         -----
   Cost of Shares Redeemed:
     Class A.....................................................................    (4,460,818)   (2,464,485)
     Class B.....................................................................    (3,732,982)   (1,796,707)
     Class C.....................................................................       (45,938)        -----
   Increase (Decrease) in Net Assets (resulting from capital share transactions).   $(2,547,761)  $ 7,926,283
                                                                                    -----------   -----------
   Total Increase in Net Assets..................................................   $   446,184   $ 4,804,812
                                                                                    ===========   ===========

   Net Assets:
   Beginning of Year.............................................................    27,401,741    22,596,929
   End of Year...................................................................   $27,847,925   $27,401,741
                                                                                    ===========   ===========

   Shares of Capital Stock of the Fund Sold and Redeemed:
   Shares Sold:
     Class A.....................................................................       293,144       514,690
     Class B.....................................................................       251,060       535,115
     Class C.....................................................................        16,311         -----
   Shares Reinvested:
     Class A.....................................................................         -----         8,122
     Class B.....................................................................         -----         8,699
     Class C.....................................................................         -----         -----
   Shares Redeemed:
     Class A.....................................................................      (421,383)     (217,873)
     Class B.....................................................................      (362,823)     (163,152)
     Class C.....................................................................        (5,127)        -----
                                                                                    -----------   -----------
   Net Increase (Decrease) in Number of Shares Outstanding.......................   $  (225,818)  $   685,601
                                                                                    ===========   ===========

        Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 10

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
------------------------------------------------------------------------------------------------------------------
                                                                 year       year       year       year      year
                                                                ended      ended      ended      ended     ended
                                                               12/31/99   12/31/98   12/31/97   12/31/96  12/31/95
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
   Net Asset Value, Beginning................................  $ 10.89    $ 12.25    $ 11.24    $10.07    $ 9.66

   Income from Investment Operations:
     Net Investment Income...................................    (0.02)      0.01       0.02      0.10      0.11
     Net Realized and Unrealized Gain (Loss) on Investments..     1.39      (1.30)      2.37      1.17      0.66
                                                               -------    -------    -------    ------    ------
     Total from Investment Operations........................     1.37      (1.29)      2.39      1.27      0.77
                                                               -------    -------    -------    ------    ------

   Less Distributions:
     Dividends from Realized Gains...........................    -----      (0.07)     (1.38)    -----     (0.25)
     Dividends from Net Investment Income....................    -----      -----      -----     (0.10)    (0.11)
                                                               -------    -------    -------    ------    ------
     Total Distribution......................................    -----      (0.07)     (1.38)    (0.10)    (0.36)
                                                               -------    -------    -------    ------    ------

   Net Asset Value at End of Year............................  $ 12.26    $ 10.89    $ 12.25    $11.24    $10.07
                                                               =======    =======    =======    ======    ======

   Total Return (A)..........................................    12.58%    (10.50%)    21.35%    12.59%     7.93%

   Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s).......................  $13,377    $13,287    $11,208    $7,760    $6,133

   Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor.............     2.22%      2.09%      2.75%     3.70%     5.84%
     After Reimbursement of Expenses by Advisor..............     1.60%      1.60%      1.60%     1.60%     1.60%

   Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by Advisor.............    (0.82%)    (1.15%)    (0.90%)   (1.05%)   (2.96%)
     After Reimbursement of Expenses by Advisor..............    (0.20%)    (0.66%)     0.25%     1.05%     1.28%

   Portfolio Turnover........................................    78.79%     69.42%    136.36%    93.08%    34.12%

(A) Total Return Calculation Does Not Reflect Sales Load.
The accompanying notes are an integral part of these financial statements.

        Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 11

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

---------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND - CLASS B SHARES
                                                                 year       year       year       year      year
                                                                ended      ended      ended      ended     ended
                                                               12/31/99   12/31/98   12/31/97   12/31/96  12/31/95*
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
   Net Asset Value, Beginning................................  $ 10.70    $ 12.13    $ 11.22    $10.08    $  10.49

   Income from Investment Operations:
     Net Investment Income...................................    (0.11)     (0.07)     (0.03)     0.07        0.11
     Net Realized and Unrealized Gain (Loss) on Investments..      .29      (1.29)      2.32      1.14       (0.16)
                                                               -------    -------    -------    ------    --------
     Total from Investment Operations........................     1.18      (1.36)      2.29      1.21       (0.05)
                                                               -------    -------    -------    ------    --------

   Less Distributions:
     Dividends from Realized Gains...........................    -----      (0.07)     (1.38)    -----       (0.25)
     Dividend from Net Investment Income.....................    -----      -----      -----     (0.07)      (0.11)
                                                               -------    -------    -------    ------    --------
     Total Distribution......................................    -----      (0.07)     (1.38)    (0.07)      (0.36)
                                                               -------    -------    -------    ------    --------
   Net Asset Value at End of Period..........................  $ 11.88    $ 10.70    $ 12.13    $11.22    $  10.08
                                                               =======    =======    =======    ======    ========
   Total Return (A)..........................................    11.03%    (11.18%)    20.50%    11.98%      (0.46%)

   Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s).......................  $14,351    $14,114    $11,389    $3,929    $    620

   Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor.............     2.72%      2.84%      3.41%     4.30%       6.44% (B)
     After Reimbursement of Expenses by Advisor..............     2.35%      2.35%      2.26%     2.20%       2.20% (B)

   Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by Advisor.............    (1.34%)    (1.90%)    (1.56%)    1.65%       3.56% (B)
     After Reimbursement of Expenses by Advisor..............    (0.97%)    (1.41%)    (0.41%)    0.45%       0.68% (B)

   Portfolio Turnover........................................    78.79%     69.42%    136.36%    93.08%      34.12%

* Class B Shares Commenced Investment Operations on August 25, 1995.
(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) Annualized.
The accompanying notes are an integral part of these financial statements.

        Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 12

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND - CLASS C SHARES
-------------------------------------------------------------------------------
                                                                         year
                                                                        ended
                                                                       12/31/99
-------------------------------------------------------------------------------
   Per Share Operating Performance:
   Net Asset Value, Beginning................................            $10.00

   Income from Investment Operations:
     Net Investment Income...................................              0.05
     Net Realized and Unrealized Gain (Loss) on Investments..              0.69
                                                                       --------
   Total from Investment Operations..........................              0.74
                                                                       --------

   Less Distributions:
     Dividends from Realized Gains...........................             -----
     Dividend from Net Investment Income.....................             -----
                                                                       --------
   Total Distribution........................................             -----
                                                                       --------
   Net Asset Value at End of Period..........................            $10.74
                                                                       ========
   Total Return..............................................              7.40%

   Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s).......................            $  120

   Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (A)                       7.16%
     After Reimbursement of Expenses by Advisor (A)                        2.35%

   Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (A)                      (3.53%)
     After Reimbursement of Expenses by Advisor (A)                        1.28%

   Portfolio Turnover                                                     78.79%


(A) Annualized.
The accompanying notes are an integral part of these financial statements.

        Timothy Plan Small-Cap Value Fund 1999 Annual Report - page 13

                               THE TIMOTHY PLAN
                           large/mid-cap value fund


      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 14

INVESTMENT UPDATE
February 16, 2000


LARGE/MID-CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   As we enter a new century and approach the real millennium, the market environment is one characterized by an excess of greed versus fear. Writing as long-term value investors, it is important to remember that investing is a long-distance endeavor. There are two critical parts to wealth and managing money. The first is to accumulate sufficient assets. The second is to hold on to them. Today, too many investors have lost perspective of the difficulty of maintaining wealth and the risk levels that they face. The market valuation levels of the past several years in particular have reflected an exceptionally positive backdrop for equity investment, and this has led to the emotion of greed dominating fear. Put another way, the confidence of achieving reward has overcome the uncertainty of risk. It is not surprising the four-letter words of risk and fear have seemingly disappeared from many investors' lexicon, and bonds are being thought of as confiscatory assets because they do not return 20% per year.

   Despite the risks of high valuations in certain sectors of the market and higher interest rates, we again find compelling values in many traditional value stocks. If anything, the supply/demand fundamentals for economically sensitive companies are better than they were at the beginning of 1999, yet the stock prices of many such companies are lower than or the same as they were a year ago.

   Fox intends to continue to use its head and follow its proven investment discipline, not emotion, in pursuing investment opportunities. Although the divergence of growth and value during the last two years has not been fun for a firm known for its strong performance, we continue to believe that successful investing requires intelligence and discipline and we will retain a healthy dose of skepticism. To be sure, the basic human emotions of fear and greed have not changed. There is no doubt that the current mania will end badly for those who ignore market history, and chasing fantasy valuations is not the way to preserve assets.


   Jim O'Mealia
   (for Peter Skirkanich)
   Fox Asset Management

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 15

SCHEDULE OF INVESTMENTS
As of December 31, 1999

COMMON STOCKS - 91.51%
-----------------------------------------------------------------------------------
number of shares                                                       market value
-----------------------------------------------------------------------------------
              AUTO PARTS & EQUIP - 8.93%
       2,000  Dana Corp...............................                     $ 59,875
       1,000  Genuine Parts Co........................                       24,812
       1,000  TRW Corp................................                       51,938
                                                                           --------
                                                                            136,625
                                                                           --------
              BANKS - 8.83%
       1,000  Keycorp.................................                       22,125
       1,200  National City Corp......................                       28,425
       1,200  U.S. Bancorp............................                       28,575
         500  Union Planters Corp.....................                       19,719
       1,400  Washington Mutual Financial Services....                       36,225
                                                                           --------
                                                                            135,069
                                                                           --------
              CHEMICALS - 13.43%
       1,500  Air Products & Chemicals Inc............                       50,344
         500  E I Du Pont De Nemours & Co.............                       32,937
       2,200  Hercules................................                       61,325
         400  Praxair Inc.............................                       20,125
       1,000  Rohm & Haas Company.....................                       40,687
                                                                           --------
                                                                            205,418
                                                                           --------
              COMPONENTS - 2.68%
         800  Parker Hannifin Corporation.............                       41,050
                                                                           --------

              COMPUTER SERVICES AND SOFTWARE - 3.33%
         400  3 Com Corp. *...........................                       18,800
       1,000  Keane Inc. *............................                       32,125
                                                                           --------
                                                                             50,925
                                                                           --------
              CONTAINERS - 3.51%
       2,400  Crown Cork & Seal Co Inc................                       53,700
                                                                           --------

              COSMETIC & TOILETRIES - 1.71%
         400  Kimberly Clark Corp.....................                       26,175
                                                                           --------

              ELECTRONIC EQUIPMENT - 7.92%
       1,000  Emerson Electric Co.....................                       57,375
       2,000  Thomas & Betts Corp.....................                       63,750
                                                                           --------
                                                                            121,125
                                                                           --------
              FOOD & BEVERAGE - 7.37%
         700  Best Foods..............................                       36,794
       2,000  Conagra Inc.............................                       45,375
       1,500  Universal Foods Corp....................                       30,562
                                                                           --------
                                                                            112,731
                                                                           --------
              INSURANCE - 5.53%
         400  American General Financial Group........                       30,350
       1,200  Everest Reinsurance Holdings Inc........                       26,775
         800  Travelers Prop Casualty ClA.............                       27,400
                                                                           --------
                                                                             84,525
                                                                           --------

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 16

SCHEDULE OF INVESTMENTS
As of December 31, 1999

COMMON STOCKS - 91.51% (Cont.)
-------------------------------------------------------------------------------------
number of shares                                                         market value
-------------------------------------------------------------------------------------
                 MACHINERY, GENERAL INDUSTRIAL - 4.56%
         900     Ingersoll-Rand Company.................................   $   49,556
         600     Kennametal Inc.........................................       20,175
                                                                           ----------
                                                                               69,731
                                                                           ----------
                 MEDICAL PRODUCTS - 2.37%
       1,000     Abbott Labs............................................       36,313
                                                                           ----------

                 OIL AND GAS - 5.89%
       2,500     Conoco Inc.............................................       61,875
         600     Phillips Petroleum.....................................       28,200
                                                                           ----------
                                                                               90,075
                                                                           ----------
                 PIPELINES - 3.55%
       1,400     El Paso Energy Corp....................................       54,338
                                                                           ----------

                 TELECOMMUNICATIONS - 2.77%
         800     Cable & Wireless ADR...................................       42,350
                                                                           ----------

                 TRANSPORTATION - 3.38%
       1,500     CNF Energy Corp........................................       51,750
                                                                           ----------

                 UTILITIES - 3.95%
         800     CMS Energy Corp........................................       24,950
       1,000     Texas Utilities Co.....................................       35,563
                                                                           ----------
                                                                               60,513
                                                                           ----------
                 WASTE MANAGEMENT - 1.80%
       1,600     Waste Management Inc...................................       27,500
                                                                           ----------

                 Total Common Stocks (cost $1,400,353)..................   $1,399,913
                                                                           ----------

                 SHORT-TERM INVESTMENTS - 5.42%
      82,868     Firstar Bank Treasury Fund (cost $82,868)..............       82,868
                                                                           ----------

                 TOTAL INVESTMENTS - 96.93% (identified cost $1,483,221)   $1,482,781
                                                                           ----------

                 OTHER ASSETS AND LIABILITIES, NET - 3.07%..............       46,882
                                                                           ----------

                 NET ASSETS - 100%......................................   $1,529,663
                                                                           ==========

* Non-income  producing securities.
The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 17

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   amount
----------------------------------------------------------------------------------------------------------------------------
   Investments, at Value (cost $1,483,221)....................................................................    $1,482,781
   Receivables:
     Interest.................................................................................................           508
     Dividends................................................................................................         1,775
     Fund Shares Sold.........................................................................................       114,073
   Due from Advisor...........................................................................................         9,299
   Other Assets...............................................................................................         1,267
                                                                                                                  ----------
   Total Assets...............................................................................................    $1,609,703
                                                                                                                  ==========

LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   amount
----------------------------------------------------------------------------------------------------------------------------

   Cash Overdraft.............................................................................................        18,226
   Accrued Expenses...........................................................................................         6,825
   Payables for Investments Purchased.........................................................................        42,428
   Payable for Fund Shares Redeemed...........................................................................           425
   Other Payable..............................................................................................        12,136
                                                                                                                  ----------
   Total Liabilities..........................................................................................    $   80,040
                                                                                                                  ==========
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   amount
----------------------------------------------------------------------------------------------------------------------------

   Class A Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 87,406 shares outstanding).....       845,879
     Net Asset Value and Redemption Price Per Class A Share ($845,879/87,406 shares)..........................          9.68
     Offering Price Per Share ($9.68 x 1.055).................................................................         10.21
   Class B Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 56,057 shares outstanding).....       524,605
     Net Asset Value and Offering Price Per Class B Share ($524,605/56,057 shares)............................          9.36
     Redemption Price Per Share ($9.36 x 0.95)................................................................          8.89
   Class C Shares:
     Net Assets (unlimited shares of $0.001par beneficial interest authorized; 16,331 shares outstanding).....       159,179
     Net Asset Value, Offering and Redemption Price Per Class C Share ($159,179/16,331 shares)................          9.75
                                                                                                                  ----------
   Net Assets.................................................................................................    $1,529,663
                                                                                                                  ==========
SOURCES OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   amount
----------------------------------------------------------------------------------------------------------------------------

   At December 31, 1999, Net Assets Consisted of:
     Paid-in Capital..........................................................................................     1,544,734
     Net Unrealized Depreciation in Value of Investments......................................................          (440)
     Accumulated Loss on Investments..........................................................................       (14,631)
                                                                                                                  ----------
   Net Assets.................................................................................................    $1,529,663
                                                                                                                  ==========

The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 18

STATEMENT OF OPERATIONS
For the Period Ended December 31, 1999  (A)

INVESTMENT INCOME
-----------------------------------------------------------------------------------------
                                                                                amount
-----------------------------------------------------------------------------------------
   Dividend..............................................................      $  7,624
   Interest..............................................................         2,569
                                                                               --------
   Total Investment Income...............................................      $ 10,193
                                                                               --------

EXPENSES
-----------------------------------------------------------------------------------------
                                                                                amount
-----------------------------------------------------------------------------------------

   Investment Advisory Fees [NOTE 3].....................................         3,228
   Transfer Agent Fees (Class A=$3,669, Class B=$1,564, Class C=$781)....         6,014
   Administration Fees...................................................         1,697
   12b-1 Fees (Class A=$585, Class B=$841, Class C=$402) [NOTE 3]........         1,828
   Accounting Fees.......................................................         6,047
   Out of Pocket Fees....................................................           491
   Service Fees (Class A=$115, Class B=$71, Class C=$21) [NOTE 3]........           207
   Miscellaneous Expense.................................................           317
                                                                               --------
   Total Expenses........................................................      $ 19,829
                                                                               ========
   Expenses Waived and Reimbursement by Advisor [NOTE 3].................       (12,527)
                                                                               --------
   Net Expenses..........................................................      $  7,302
                                                                               ========
   Net Investment Income.................................................      $  2,891
                                                                               ========

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------------------------
                                                                                amount
-----------------------------------------------------------------------------------------

   Net Realized Loss on Investments......................................       (11,165)
   Change in Unrealized Depreciation of Investments......................          (440)
                                                                               --------
   Net Realized and Unrealized Loss on Investments.......................       (11,605)
                                                                               --------
   Decrease in Net Assets Resulting from Operations......................      $ (8,714)
                                                                               ========

(A) For the Period July 14, 1999 (Commencement of OPerations) to December 31, 1999.
The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 19

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------
                                                                        period ended
                                                                      Dec. 31, 1999 (A)
---------------------------------------------------------------------------------------
   Operations:
   Net Investment Income...............................................   $    2,891
   Net Change in Unrealized Depreciation of Investments................         (440)
   Net Realized Loss on Investments....................................      (11,165)
                                                                          ----------
   Decrease in Net Assets (resulting from operations)..................       (8,714)
                                                                          ----------

   Distributions to Shareholders:
   Net Realized Gains..................................................       (3,466)
     Class A...........................................................        1,913
     Class B...........................................................        1,196
     Class C...........................................................          357
   Net Income..........................................................       (3,060)
                                                                          ----------
     Class A...........................................................        1,689
     Class B...........................................................        1,056
     Class C...........................................................          315
   Total Net Decrease..................................................      (15,240)
                                                                          ----------

   Capital Share Transactions:
   Proceeds from Shares Sold...........................................    1,576,810
     Class A...........................................................      885,073
     Class B...........................................................      531,293
     Class C...........................................................      160,444
   Dividend Reinvested.................................................        6,422
     Class A...........................................................        3,566
     Class B...........................................................        2,188
     Class C...........................................................          668
   Cost of Shares Redeemed.............................................      (38,329)
     Class A...........................................................       34,525
     Class B...........................................................        3,804
     Class C...........................................................            0
   Increase in Net Assets (resulting from capital share transactions)..    1,544,903
                                                                          ----------
   Total Increase in Net Assets........................................    1,529,663
                                                                          ==========

   Net Assets:
   Beginning of Period.................................................        -----
   End of Period.......................................................   $1,529,663
                                                                          ==========

(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999. The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 20

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1999 (A)

INCREASE (DECREASE) IN NET ASSETS (cont.)
---------------------------------------------------------------------------
                                                            period ended
                                                          Dec. 31, 1999 (A)
---------------------------------------------------------------------------
   Shares of Capital Stock of The Fund Sold and Redeemed:
   Shares Sold:
     Class A................................................    90,654
     Class B................................................    56,227
     Class C................................................    16,260
   Shares Reinvested:
     Class A................................................       375
     Class B................................................       234
     Class C................................................        71
   Shares Redeemed:
     Class A................................................    (3,623)
     Class B................................................      (404)
     Class C................................................       ---
                                                                -------
   Net Increase in Number of Shares Outstanding.............    159,794
                                                                =======

(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999. The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 21

FINANCIAL HIGHLIGHTS

LARGE/MID-CAP VALUE FUND - CLASSES A, B & C
---------------------------------------------------------------------------------------------------------
                                                       CLASS A            CLASS B             CLASS C
                                                     period ended       period ended        period ended
                                                     12/31/99 (A)       12/31/99 (B)        12/31/99 (C)
---------------------------------------------------------------------------------------------------------
   Per Share Operating Performance:
   Net Asset Value, Beginning....................     $  10.00           $  10.00             $  10.00

   Income from Investment Operations:
     Net Investment Income.......................         0.02               0.02                  ---
     Net Realized and Unrealized Gain
      (Loss) on Investments......................        (0.30)             (0.62)               (0.21)
                                                      --------           --------             --------
   Total from Investment Operations..............        (0.28)             (0.60)               (0.21)
                                                      --------           --------             --------

   Less Distributions:
     Dividends from Realized Gains...............        (0.02)             (0.02)               (0.02)
     Dividend from Net Investment
      Income.....................................        (0.02)             (0.02)               (0.02)
                                                      --------           --------             --------
     Total Distribution..........................        (0.04)             (0.04)               (0.04)
                                                      --------           --------             --------

   Net Asset Value At End of Period..............     $   9.68           $   9.36             $   9.75
                                                      ========           ========             ========

   Total Return..................................        (3.28)% (D)        (4.78)% (E)          (3.68)%

   Ratios/Supplemental Data:
   Net Assets, End of Period.....................     $845,879           $524,605             $159,179

   Ratio of Expenses to Average Net
    Assets:
     Before Reimbursement of Expenses
      by Advisor (F).............................         4.69%              5.87%                5.80%
      After Reimbursement of Expenses
      by Advisor (F).............................         1.60%              2.35%                2.35%

   Ratio of Net Investment Income to
    Average Net Assets:
     Before Reimbursement of Expenses
      by Advisor (F).............................       (2.34)%            (2.34)%              (3.58)%
     After Reimbursement of Expenses
      by Advisor (F).............................         0.75%              1.15%              (0.13)%

   Portfolio Turnover............................         8.02%              8.02%                8.02%

(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(D) Total Return Calculation Does Not Reflect Sales Load.
(E) Total Return Calculation Does Not Reflect Redemption Fees.
(F) Annualized.
The accompanying notes are an integral part of these financial statements.

      Timothy Plan Large/Mid-Cap Value Fund 1999 Annual Report - page 22

                               THE TIMOTHY PLAN
                               fixed income fund

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 23

INVESTMENT UPDATE YEAR-END REVIEW
December 31, 1999


FIXED INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   The Timothy Plan Fixed-Income Fund is designed to provide the safety and income most investors seek, while conforming to the moral principles that investors claim to be their guiding light. The managers of the fund use all of the conventional measures of credit analysis, determine the nature and direction of Federal Reserve policy and formulate a strategy that should protect the investors assets and take advantage of the broad trends of interest rate moves seen in the economy.

   While there are always some risks inherent in any diversified portfolio, notably price volatility due to market forces, changes in government policies and credit risk issues, the managers have over forty years of experience on Wall Street and have dealt with these problems with a large measure of success. The policy of the funds is to first eliminate as much risk as reasonably possible and then make decisions to reflect the best opportunities and values as their judgment permits. Moral constraints should in no way limit the opportunities for return or add to the investment risk.


   Michael Carr
   Carr & Associates, Inc.

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 24

SCHEDULE OF INVESTMENTS
As of December 31, 1999

BONDS - 76.44%
------------------------------------------------------------------------------------
par value                                                               market value
------------------------------------------------------------------------------------
                  CORPORATE BONDS - 65.33%
      $10,000     Allegiance Corp. 7.30% 10/15/2006.....................   $  9,910
       30,000     Computer Science Corp. 6.25% 03/15/2009...............     27,438
       40,000     CSX Transportation 7.33% 06/01/2005...................     39,696
       20,000     Donaldson Lufkin Jenrette 5.875% 04/01/2002...........     19,424
       30,000     Florida Power & Light 6.00% 06/01/2008................     27,453
       10,000     Household Finance 7.30% 07/30/2012....................      9,503
       30,000     National Rural Utilities 6.00% 01/15/2004.............     28,826
       50,000     Pep Boys Manny Moe & Jack 7.00% 06/01/2005............     45,934
       11,000     Public Service Electric and Gas 6.25% 01/01/2007......     10,276
       40,000     TRW, Inc. 6.25% 01/15/2010............................     35,344
       25,000     US Leasing International 5.95% 10/15/2003.............     23,788
                                                                           --------
                                                                            277,592
                                                                           --------
                  MUNICIPAL BONDS - 11.11%
       50,000     Texas State University 6.41% 03/15/2009...............     47,209
                                                                           --------
                  Total Bonds (cost $332,723)...........................    324,801
                                                                           --------

                  SHORT-TERM INVESTMENTS - 30.95%
      131,535     Firstar Bank Treasury Fund............................    131,535
                                                                           --------
                  Total Short-Term Investments (cost $131,535)..........    131,535
                                                                           --------

                  TOTAL INVESTMENTS - 107.39% (identified cost $464,258)   $456,336
                                                                           --------

                  OTHER ASSETS AND LIABILITIES, NET - (7.39)%...........    (31,361)
                                                                           --------

                  NET ASSETS - 100%.....................................   $424,975
                                                                           ========

The accompanying notes are an integral part of these financial statements.

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 25

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-----------------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $464,258)....................................................................         $456,336
   Receivables:
     Interest...............................................................................................            6,073
     Fund Shares Sold.......................................................................................            4,614
   Due from Advisor.........................................................................................           13,667
   Other Assets.............................................................................................            1,193
                                                                                                                     --------
   Total Assets.............................................................................................         $481,883
                                                                                                                     ========

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-----------------------------------------------------------------------------------------------------------------------------

   Cash Overdraft...........................................................................................            1,595
   Accrued Expenses.........................................................................................            6,949
   Payables for Investments Purchased.......................................................................           48,179
   Payable for Fund Shares Redeemed.........................................................................               75
   Other Payable............................................................................................              110
                                                                                                                     --------
   Total Liabilities........................................................................................         $ 56,908
                                                                                                                     ========

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-----------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Net Assets (Unlimited Shares of $.0001 Par Beneficial Interest Authorized; 12,650 Shares Outstanding)..          124,062
     Net Asset Value and Redemption Price Per Share (124,062/12,650 Shares).................................             9.81
     Offering Price Per Share ($9.81/0.9575)................................................................            10.25
   Class B Shares:
     Net Assets (Unlimited Shares of $.0001 Par Beneficial Interest Authorized; 24,808 Shares Outstanding)..          243,086
     Net Asset Value and Offering Price Per Share (243,086/24,808 Shares)...................................             9.80
     Redemption Price Per Share ($9.80 x 0.95)..............................................................             9.31
   Class C Shares:
     Net Assets (Unlimited Shares of $.0001 Par Beneficial Interest Authorized; 5,927 Shares Outstanding)...           57,827
     Net Asset Value, Offering and Redemption Price Per Share (57,827/5,927 Shares).........................             9.76
                                                                                                                     --------
   Net Assets...............................................................................................         $424,975
                                                                                                                     ========

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      amount
-----------------------------------------------------------------------------------------------------------------------------
   At December 31, 1999, Net Assets Consisted of:
     Paid-in Capital........................................................................................          433,165
     Net Undistributed Investment Income....................................................................              107
     Net Unrealized Depreciation in Value of Investments....................................................           (7,922)
     Accumulated Net Realized Loss on Investments...........................................................             (375)
                                                                                                                     --------
   Net Assets...............................................................................................         $424,975
                                                                                                                     ========

The accompanying notes are an integral part of these financial statements.

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 26

STATEMENT OF OPERATIONS
For the Period Ended December 31, 1999

INVESTMENT INCOME
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------
   Interest................................................................     $  7,580
                                                                                --------
   Total Investment Income.................................................     $  7,580
                                                                                --------
EXPENSES
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------

   Investment Advisory Fees [NOTE 3].......................................          689
   Transfer Agent Fees (Class A=$3,067, Class B=$1,878, Class C=$1,314)....        6,259
   Administration Fees.....................................................        1,784
   12b-1 Fees (Class A=$139, Class B=$343, Class C=$262)...................          744
   Accounting Fees.........................................................        6,303
   Out of pocket Fees......................................................          145
   Service Fees (Class A=$20, Class B=$39, Class C=$10)....................           69
   Miscellaneous Expense...................................................          382
                                                                                --------
   Total Expenses..........................................................     $ 16,375
                                                                                ========
   Expenses Waived and Reimbursed by Advisor [NOTE 3]......................      (14,356)
                                                                                --------
   Net Expenses............................................................     $  2,019
                                                                                ========
   Net Investment Income...................................................     $  5,561
                                                                                ========

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------

   Net Realized Loss on Investments........................................         (375)
   Change in Unrealized Depreciation of Investments........................       (7,922)
                                                                                --------
   Net Realized and Unrealized Loss on Investments.........................       (8,297)
                                                                                ========
   Decrease in Net Assets Resulting from Operations........................     $ (2,736)

(A) For the Period July 14, 1999 (Commencement of Operations ) to December 31, 1999.
The accompanying notes are an integral part of these financial statements.

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 27

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1999

INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                                            period ended
                                                                          Dec. 31, 1999 (A)
-------------------------------------------------------------------------------------------
   Operations:
   Net Investment Income                                                     $  5,561
   Net Change in Unrealized Depreciation of Investments....................    (7,922)
   Net Realized Loss on Investments........................................      (375)
                                                                             --------
   Decrease in Net Assets (resulting from operations)......................    (2,736)
                                                                             --------

   Distributions to Shareholders:
   Net Income..............................................................    (5,454)
                                                                             --------
     Class A...............................................................    (1,608)
     Class B...............................................................    (3,093)
     Class C...............................................................      (753)
   Total Net Decrease......................................................    (8,190)
                                                                             --------

   Capital Share Transactions:
   Proceeds from Shares Sold...............................................   507,531
     Class A...............................................................   203,065
     Class B...............................................................   245,990
     Class C...............................................................    58,476
   Dividend Reinvested.....................................................     5,454
     Class A...............................................................     1,608
     Class B...............................................................     3,093
     Class C...............................................................       753
   Cost of Shares Redeemed.................................................   (79,820)
     Class A...............................................................    78,042
     Class B...............................................................     1,778
     Class C...............................................................         0
   Increase in Net Assets (resulting from capital share transactions)......  $433,165
                                                                             --------
   Total Increase in Net Assets............................................  $424,975
                                                                             ========

   Net Assets:
   Beginning of Period.....................................................       ---
   End of Period (Including Undistributed Net Investment Income of $1.07)..  $424,975
                                                                             ========

   Shares of Capital Stock of The Fund Sold and Redeemed:
   Shares Sold:
     Class A...............................................................    20,270
     Class B...............................................................    24,671
     Class C...............................................................     5,850
   Shares Reinvested:
     Class A...............................................................       163
     Class B...............................................................       316
     Class C...............................................................        77
   Shares Redeemed:
     Class A...............................................................    (7,783)
     Class B...............................................................      (179)
     Class C...............................................................         0
                                                                             --------
   Net Increase in Number of Shares Outstanding............................  $ 43,385
                                                                             ========

          Timothy Plan Fixed Income Fund 1999 Annual Report - page 28

FINANCIAL HIGHLIGHTS

FIXED INCOME FUND - CLASSES A, B & C
--------------------------------------------------------------------------------------------------------------
                                                                 CLASS A         CLASS B            CLASS C
                                                               period ended    period ended       period ended
                                                               12/31/99 (A)    12/31/99 (B)       12/31/99 (C)
--------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance:
   Net Asset Value, Beginning................................  $  10.00        $  10.00           $ 10.00

   Income from Investment Operations:
     Net Investment Income...................................      0.12            0.15              0.09
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.18)          (0.22)            (0.20)
                                                               --------        --------           -------
     Total from Investment Operations........................     (0.06)          (0.07)            (0.11)
                                                               --------        --------           -------

   Less Distributions:
     Dividend from Net Investment Income.....................     (0.13)          (0.13)            (0.13)
                                                               --------        --------           -------
     Total Distribution......................................     (0.13)          (0.13)            (0.13)
                                                               --------        --------           -------
   Net Asset Value At End of Period..........................  $   9.81        $   9.80           $  9.76
                                                               ========        ========           =======
   Total Return..............................................     (0.42)% (D)     (0.92)% (E)       (1.01)%

   Ratios/Supplemental Data:
   Net Assets, End of Period.................................  $124,062        $243,086           $57,827

   Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (F).........     13.92%          14.73%            13.77%
     After Reimbursement of Expenses by Advisor (F)..........      1.35%           2.10%             2.10%

   Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (F).........    (9.88)%         (2.20)%           (9.78)%
     After Reimbursement of Expenses by Advisor (F)..........      2.70%          10.42%             1.88%

   Portfolio Turnover........................................     21.25%          21.25%            21.25%

(A) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) For the Period July 20, 1999 (Commencement of Operations) to December 31, 1999.
(D) Total Return Calculation Does Not Reflect Sales Load.
(E) Total Return Calculation Does Not Reflect Redemption Fees.
(F) Annualized.
The accompanying notes are an integral part of these financial statements.

             Timothy Plan Money Fund 1999 Annual Report - page 29

                               THE TIMOTHY PLAN
                               money market fund

             Timothy Plan Money Fund 1999 Annual Report - page 30

INVESTMENT UPDATE YEAR-END REVIEW
December 31, 1999


MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   The Timothy Plan Money-Market Fund contains only those issues that have the highest ratings or guarantees and conform to the rules that govern money-market investments. The low costs of the fund and the policy of risk avoidance make this fund appropriate for the most conservative investors seeking liquidity and a moderate return.

   In an uncertain investment climate, or when funds are needed for the immediate future, the Money Market Fund is an ideal and very appropriate vehicle. There should be no fluctuation in the day-to-day value of your investment, with a goal to provide an inflation-beating current yield that build for you every day. Whether this is a core investment for emergencies or a temporary refuge from other securities markets, our strategy is to give you the safety and income you desire to protect your well being.


   Michael Carr
   Carr & Associates, Inc.

             Timothy Plan Money Fund 1999 Annual Report - page 31

SCHEDULE OF INVESTMENTS
As of December 31, 1999

SHORT-TERM INVESTMENTS - 97.47%
--------------------------------------------------------------------------------------
par value                                                                market value
--------------------------------------------------------------------------------------
                   Federal Home Loan Bank - 71.25%
       $150,000    FHLB Discount Note 5.616% 05/19/2000.................   $146,839
        100,000    FHLB Discount Note 5.625% 04/28/00...................     98,200
        100,000    FHLB Discount Note 5.634% 03/10/00...................     98,932
        100,000    FHLB Discount Note 5.412% 02/08/00...................     99,426
        100,000    FHLB Discount Note 5.607% 04/24/00...................     98,265
                                                                           --------
                                                                            541,662
                                                                           --------
                   Freddie Home Loan Mortgage Corp. - 26.22%
         25,000    FMC Discount Note 5.406% 03/02/00....................     24,773
         25,000    FMC Discount Note 5.324% 02/03/00....................     24,877
         25,000    FMC Discount Note 5.433% 01/28/00....................     24,896
         25,000    FMC Discount Note 5.263% 01/27/00....................     24,903
        100,000    FMC Discount Note 5.115% 01/12/00....................     99,832
                                                                           --------
                                                                            199,281
                                                                           --------

                   TOTAL INVESTMENTS - 97.47% (identified cost $740,943)   $740,943
                                                                           --------

                   OTHER ASSETS AND LIABILITIES, NET - 2.53%............   $ 19,241
                                                                           --------

                   NET ASSETS - 100%....................................   $760,184
                                                                           ========

The accompanying notes are an integral part of these financial statements.

             Timothy Plan Money Fund 1999 Annual Report - page 32

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS
------------------------------------------------------------------------------------------------
                                                                                         amount
------------------------------------------------------------------------------------------------
   Investments, At Value (cost $740,943).............................................. $740,943
   Receivables:
     Interest.........................................................................      443
     Fund Shares Sold.................................................................   45,498
   Due from Advisor...................................................................    5,781
   Due from Administrator.............................................................    1,271
                                                                                       --------
   Total Assets....................................................................... $793,936
                                                                                       ========

LIABILITIES
------------------------------------------------------------------------------------------------
                                                                                         amount
------------------------------------------------------------------------------------------------

   Cash Overdraft..................................................................... $ 26,950
   Income Distribution Payable........................................................      345
   Payable for Fund Shares Redeemed...................................................    5,000
   Accrued Expenses...................................................................    1,457
                                                                                       --------
   Total Liabilities.................................................................. $ 33,752
                                                                                       --------

NET ASSETS
------------------------------------------------------------------------------------------------
                                                                                         amount
------------------------------------------------------------------------------------------------

   Shares of Capital Stock Outstanding (par value .001, unlimited shares authorized)..  760,184
   Net Asset Value, Offering and Redemption Price Per Share (760,184/760,184 Shares)..     1.00
   Net Assets......................................................................... $760,184
                                                                                       ========

SOURCES OF NET ASSETS
------------------------------------------------------------------------------------------------
                                                                                         amount
------------------------------------------------------------------------------------------------

   At December 31, 1999, Net Assets Consisted of:
   Paid-in Capital....................................................................  760,184
                                                                                       --------
   Net Assets......................................................................... $760,184
                                                                                       ========

The accompanying notes are an integral part of these financial statements.

             Timothy Plan Money Fund 1999 Annual Report - page 33

STATEMENT OF OPERATIONS
For the Period Ended December 31, 1999 (A)

INVESTMENT INCOME
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------
   Interest..........................................................            $8,219
                                                                                 ------
   Total Investment Income...........................................            $8,219
                                                                                 ------

EXPENSES
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------

   Investment Advisory Fees [NOTE 3].................................               973
   Administration Fees...............................................             1,742
   Transfer Agent Fees...............................................             2,905
   Accounting Fees...................................................             3,484
   Miscellaneous Expense.............................................               313
                                                                                -------
   Total Expenses....................................................           $ 9,417
                                                                                -------
   Expenses Waived and Reimbursement by Advisor [NOTE 3].............            (8,025)
                                                                                -------
   Net Expenses......................................................           $ 1,392
                                                                                -------
   Net Investment Income.............................................           $ 6,827
                                                                                -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------
                                                                                 amount
-----------------------------------------------------------------------------------------

   Increase in Net Assets Resulting from Operations..................            $6,827
                                                                                 ======


(A) For the Period July 9, 1999 (Commencement of Operations) to December 31,
1999.
The accompanying notes are an integral part of these financial statements.

          Timothy Plan Money Market Fund 1999 Annual Report - page 34

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1999

INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                                           period ended
                                                                          Dec. 31, 1999
                                                                               (A)
-----------------------------------------------------------------------------------------
   Operations:
   Net Investment Income.................................................    $    6,827
                                                                             ----------
   Increase in Net Assets (resulting from operations)....................         6,827
                                                                             ----------

   Distributions to Shareholders:
   Net Income............................................................        (6,827)
                                                                             ----------

   Capital Share Transactions:
   Proceeds from Shares Sold.............................................     1,049,384
   Dividend Reinvested...................................................         6,827
   Cost of Shares Redeemed...............................................      (296,027)
   Increase in Net Assets (resulting from capital share transactions)....       760,184
                                                                             ----------
   Total Increase in Net Assets..........................................       760,184
                                                                             ==========

   Net Assets:
   Beginning of Period...................................................             0
   End of Period.........................................................    $  760,184
                                                                             ==========

   Shares of Capital Stock of The Fund Sold and Redeemed:
   Shares Sold...........................................................     1,049,384
   Shares Reinvested.....................................................         6,827
   Shares Redeemed.......................................................      (296,027)
   Net Increase in Number of Shares Outstanding..........................    $  760,184
                                                                             ==========


(A) For the Period July 9, 1999 (Commencement of Operations) to December 31,
    1999.
The accompanying notes are an integral part of these financial statements.

          Timothy Plan Money Market Fund 1999 Annual Report - page 35

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------
                                                                 period ended
                                                               Dec. 31, 1999 (A)
--------------------------------------------------------------------------------
   Per Share Operating Performance:
   Net Asset Value, Beginning..............................           $   1.00

   Income from Investment Operations:
   Net Investment Income...................................               0.02
   Net Realized and Unrealized Gain (Loss) on Investments..               0.00
                                                                      --------
   Total from Investment Operations                                       0.02
                                                                      --------

   Less Distributions:
   Dividend from Net Investment Income.....................              (0.02)
                                                                      --------
   Total Distribution......................................              (0.02)
                                                                      --------

   Net Asset Value At End of Period........................           $   1.00
                                                                      ========

   Total Return (B)........................................               1.78%

   Ratios/Supplemental Data:
   Net Assets, End of Period...............................           $760,184

   Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (C).......               5.75%
     After Reimbursement of Expenses by Advisor (C)                       0.85%

   Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by Advisor (C).......             (0.73)%
     After Reimbursement of Expenses by Advisor (C)                      4.17%

(A) For the Period July 9, 1999 (Commencement of Operations) to December 31,
1999.
(B) Not Annualized
(C) Annualized
The accompanying notes are an integral part of these financial statements.

          Timothy Plan Money Market Fund 1999 Annual Report - page 36

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Note 1 - Significant Accounting Policies

   The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of four series consisting of The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Fixed Income Fund and The Timothy Money Market Fund, ("the Funds").

   The Timothy Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

   The Timothy Large/Mid-Cap Value Fund's investment objective is long term capital growth. Its secondary objective is current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Large/Mid-Cap Value Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

   The Timothy Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, convertible stocks, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

   The Timothy Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A. Security Valuation.

   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

   B. Investment Income and Securities Transactions.

   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

   C. Net Asset Value Per Share.

   Net assets per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the three Funds, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Fund and The Timothy Fixed Income Fund, based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999


TIMOTHY PLAN FAMILY OF FUNDS (cont.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   D.  Organization Costs.
   Organization costs of The Timothy Plan Small-Cap Value Fund are being amortized on a straight-line basis over five years from inception.

   E.  Federal Income Taxes.

   It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Small-Cap Value Fund has a capital loss carryover available to offset future capital gains, if any, of approximately $3,300,000 of which $1,000,000 expires in 2006 and $2,300,000 expires in 2008. The Timothy Large/Mid-Cap Value Fund has approximately $14,600 in capital losses available to offset future gains which expire in 2008.

   F.  Use of Estimates.

   In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Note 2 - Purchases and Sales of Securities

   The following is a summary of purchases and sales of securities, other than short-term investments, for the period ended December 31, 1999:

   funds                                 purchases                 sales
   Small-Cap Value Fund                $15,022,115            $18,919,256
   Large/Mid-Cap Value Fund            $ 1,469,194            $    68,842
   Fixed Income Fund                   $   375,531            $    42,919

   Note 3 - Investment Management Fee and Other Transactions with Affiliates

   Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Small-Cap Value and The Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Fixed Income and Money Market Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.60%, 1.60% and 1.35% with respect to Class A, and 2.35%, 2.35% and 2.10%, with respect to Classes B and C, of the Fund's average daily net assets for the Small-Cap Value, Large/Mid-Cap Value and Fixed Income Funds, respectively; 0.85% with regards to the Money Market Fund. For the period ended December 31, 1999, TPL reimbursed the Funds as follows:

   funds                                             reimbursements
   Small-Cap Value Fund                                $129,595
   Large/Mid-Cap Value Fund                            $ 12,527
   Fixed Income Fund                                   $ 14,206
   Money Market Fund                                   $  8,025

NOTES TO FINANCIAL STATEMENTS
December 31, 1999


TIMOTHY PLAN FAMILY OF FUNDS (cont.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Timothy Small-Cap Value, The Timothy Large/Mid-Cap Value and The Timothy Fixed Income Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion of distribution of shares. Under the Class A Plan, the Funds will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and Class C Plans, the Fund will reimburse TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the periods ended December 31, 1999, the Funds reimbursed TPL $164,988, $2,035 and $813, respectively, for distribution costs incurred.

   Note 4 - Unrealized Appreciation (Depreciation)
   At December 31, 1999, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

   -------------------------------------------------------------------------------------------
   funds                                cost      appreciation  depreciation   net app. (dep.)
   -------------------------------------------------------------------------------------------
   Small-Cap Value Fund             $22,215,871    $6,315,406     ($935,770)      $5,379,636
   Large/Mid-Cap Value Fund           1,483,221        64,502       (64,942)            (440)
   Fixed Income Fund                    464,258             0        (7,922)          (7,922)

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTS
February 25, 2000


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the Shareholders and Board of Trustees
   The Timothy Plan
   Winter Park, Florida

   We have audited the accompanying statement of assets and liabilities of The Timothy Plan (comprising, respectively, the Timothy Plan Large/Mid Cap Value Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Fixed Income Fund and The Timothy Plan Money Market Fund), including the portfolios of investments as of December 31, 1999, and the related statements of operations for the periods then ended, the changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 1999, the results of its operations for the periods then ended, and the changes in its net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


   /s/ Tait, Weller & Baker
   Tait, Weller & Baker
   Philadelphia, Pennsylvania

   February 25, 2000

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
W. Thomas Fyler, Jr.
Wesley W. Pennington
Jock M. Sneddon

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
Unified Fund Services, Inc.
431 N Pennsylvania Street
Indianapolis, IN 46204

AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA  19103

LEGAL COUNSEL
The Law Offices of David D. Jones, P.C.
Suite 180, Box 303
The Woodlands, TX 77381

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at:
www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.


                    [LOGO OF THE TIMOTHY PLAN APPEARS HERE]


                                Family of Funds
                                 ANNUAL REPORT
                               December 31, 1999